Prepayments, Net (Tables)	6 Months Ended
Sep. 30, 2025
Prepayments, Net [Abstract]
Schedule of Prepayments, Net
	September 30,	March 31,
	2025	2025
	(Unaudited)
Prepayment	$8,276,452	$6,354,653
Less: allowance for prepayment	(114,785)	(114,792)
Total prepayments, net	$8,161,667	$6,239,861

Schedule of Movement of Allowance for Doubtful Account

Movement of allowance for credit loss for the six months ended September 30, 2025 and 2024 are as follows:

	September 30,	September 30,
	2025	2024
	(Unaudited)	(Unaudited)
Beginning balance	$114,792	$209,412
Addition (Recovery)	-	(188,759)
Translation adjustment	(7)	(540)
Ending balance	$114,785	$120,113